Hedging derivatives	12 Months Ended
Dec. 31, 2017
Hedging derivatives
Hedging derivatives

13. Hedging derivatives

The Bank, as part of its financial risk management strategy and for reducing mismatches in the accounting treatment of its transactions, enters into interest rate and foreign currency hedging derivatives, depending on the nature of the hedged risk.

In line with its objective, the Bank classifies its hedges into the following categories:

Cash flow hedges: hedging the exposure to variability in cash flows associated with an asset, liability or highly probable forecast transaction.

Fair value hedges: hedging the exposure to changes in the fair value of assets attributable to an identified, hedged risk.

a)   Breakdown

The breakdown by type of hedge of the derivatives qualifying for hedge accounting is as follows:

	12/31/2016		12/31/2017
	Assets	Liabilities	Assets	Liabilities

Fair value hedges	93	3,727	59	6,572
Cash flow hedges	14,910	10,560	15,057	4,519
	15,003	14,287	15,116	11,091

b)   Quantitative information

Fair value hedges

As of December 31, 2016, the hedging derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	2,863	2,863	Peso	Loans and receivables – Interest rate risk
IRS	1,618	78	USD	Loans and receivables – Interest rate risk
CCS	99	8	USD	Loans and receivables – Interest rate and foreign exchange risk
CCS	9,614	470	Euro	UMS – Interest rate and foreign exchange risk
CCS	950	50	USD	UMS – Interest rate and foreign exchange risk
CCS	251	15	Euro	PEMEX Bonds – Interest rate and foreign exchange risk
CCS	602	30	Pound Sterling	PEMEX Bonds – Interest rate and foreign exchange risk
CCS	1,118	86	USD	PEMEX Bonds – Interest rate and foreign exchange risk
CCS	3,860	825	UDIS	UDIBONDS – Interest rate and inflation risk

As of December 31, 2017, the hedging derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	1,785	1,785	Peso	Loans and receivables – Interest rate risk
IRS	354	18	USD	Loans and receivables – Interest rate risk
CCS	52	4	USD	Loans and receivables –Interest rate and foreign exchange risk
CCS	17,598	840	Euro	UMS – Interest rate and foreign exchange risk
CCS	1,275	67	USD	UMS – Interest rate and foreign exchange risk
CCS	251	15	Euro	PEMEX Bonds – Interest rate and foreign exchange risk
CCS	73	3	Pound Sterling	UMS – Interest rate and foreign exchange risk
CCS	602	30	Pound Sterling	PEMEX Bonds – Interest rate and foreign exchange risk
CCS	969	76	USD	PEMEX Bonds – Interest rate and foreign exchange risk
CCS	3,860	825	UDIS	UDIBONDS – Interest rate and inflation risk

The fair value hedges carried out by the Bank are extended in certain cases up to the year 2031.

For 2015, 2016 and 2017, the effect of valuation for the period of derivative financial instruments for fair value hedging purposes recognized in the consolidated income statement under Gains/(losses) on financial assets and liabilities (net) is 23 million pesos, (363) million pesos and (117) million pesos, respectively (see Note 38).

For 2015, 2016 and 2017, the effect of valuation arising from the risk being hedged of the hedged items for fair value hedging purposes recognized in the consolidated income statement in Gains/(losses) on financial assets and liabilities (net) is (105) million pesos, 375 million pesos and 341 million pesos, respectively (see Note 38).

Each of these hedging derivative instruments is presented in the consolidated balance sheet under Hedging derivatives.

Cash flow hedges

As of December 31, 2016, the positions in derivatives for cash flow hedging purposes are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	2,050	2,050	Peso	BPAGs Bonds – Interest rate risk

CCS	4,713	331	USD	Loans and receivables – Foreign exchange risk

CCS	4,958	261	Euro	Loans and receivables – Foreign exchange risk

CCS	11,186	543	USD	Senior Unsecured Notes – Foreign exchange risk

CCS	21,546	1,045	USD	Tier II Subordinated Capital Notes – Foreign exchange risk

CCS	2,657	136	Euro	UMS – Foreign exchange risk

CCS	260	10	Pound Sterling	UMS – Foreign exchange risk

CCS	1,093	60	USD	UMS – Foreign exchange risk

Forward Fx-USD	24,433	1,491	USD	Brazilian Government Notes – Foreign exchange risk

As of December 31, 2017, the hedging derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	700	700	Peso	BPAGs Bonds – Interest rate risk

IRS	4,000	4,000	Peso	Unsecured Bonds – Interest rate risk

CCS	3,056	221	USD	Loans and receivables – Foreign exchange risk

CCS	3,055	166	Euro	Loans and receivables – Foreign exchange risk

CCS	778	34	Pound Sterling	Loans and receivables – Foreign exchange risk

CCS	10,667	543	USD	Senior Unsecured Notes – Foreign exchange risk

CCS	20,548	1,045	USD	Tier II Subordinated Capital Notes – Foreign exchange risk

CCS	2,657	136	Euro	UMS – Foreign exchange risk

CCS	260	10	Pound Sterling	UMS – Foreign exchange risk

CCS	911	50	USD	UMS – Foreign exchange risk

Forward Fx-BRL	15,970	2,952	BRL	Brazilian Government Notes – Foreign exchange risk

Forward Fx-USD	37,853	1,747	USD	Brazilian Government Notes – Foreign exchange risk

During November 2017, the Bank discontinued a cash flow hedge of Loans and receivables for an amount of 37 million USD (nominal value).

During March 2017, the Bank discontinued a cash flow hedge of UMS for an amount of 10 million USD (nominal value).

During April 2015, the Bank discontinued a cash flow hedge of Senior Unsecured Notes for an amount of 318 million USD (nominal value). This cash flow hedge began on December 2012 and February 2013, and at the date of discontinuance an amount of 64 million pesos, corresponding to the effective part of the hedging instrument, was recognized in the consolidated other comprehensive income under Valuation adjustments - Cash flow hedges, such amount will be reclassified to the consolidated income statement over the original term of the Senior Unsecured Notes, which extended through the year 2022.

During April 2015, the Bank discontinued a cash flow hedge of Tier II Subordinated Capital Notes for an amount of 200 million USD (nominal value). This cash flow hedge began on April 2014 and at the date of discontinuance an amount of 44 million pesos, corresponding to the effective part of the hedging instrument, was recognized in the consolidated other comprehensive income under Valuation adjustments - Cash flow hedges, such amount will be reclassified to the consolidated income statement over the original term of the subordinated capital notes, which extended through the year 2019.

During June 2014, the Bank discontinued a cash flow hedge of the Central Bank compulsory deposits for an amount of 500 million pesos (nominal value). This cash flow hedge began on February 2014 and at the date of discontinuance an amount of 12 million pesos, corresponding to the effective part of the hedging instrument, was recognized in the consolidated other comprehensive income under Valuation adjustments - Cash flow hedges, which amount will be reclassified to the consolidated income statement over the original term of the Central Bank compulsory deposits, which extended through the year 2018.

As of December 31, 2016 and 2017, included in the consolidated other comprehensive income under Valuation adjustments - Cash flow hedges, are 86 million pesos and 54 million pesos (see Note 28), respectively, which refer to the accumulated unamortized gain (net of the related tax effect) of hedging derivatives for which hedge accounting was discontinued. Such balances are being reclassified based on the original terms of the forecast transactions. The term of such reclassifying extends through the year 2022. The remaining amount of the total valuation adjustment for cash flow hedges reflected in the consolidated other comprehensive income consists of accumulated unrealized gain or loss on effective cash flow hedges currently in effect.

The cash flow hedges entered into by the Bank are extended in certain cases up to the year 2021 for Brazilian Government Notes, up to the year 2018 for BPAGs Bonds, up to the year 2022 for Senior Unsecured Notes, up to the year 2025 for Loans and receivables and up to the year 2026 for UMS.

A reconciliation of Valuation adjustments – Cash flow hedges is as follows:

	2015	2016	2017

Balance at January 1	293	900	1,383
Valuation adjustments	(612)	(1,095)	(1,585)
Amounts reclassified to consolidated income statement	1,479	1,785	118
Of which:
Income from cash flow hedging derivatives swaps and discontinued cash flow hedge accounting	1,483	1,787	120
Cash flow hedges ineffectiveness (Note 38)	(4)	(2)	(2)
Income taxes	(260)	(207)	440
Balance at December 31	900	1,383	356

As of December 31, 2017, the breakdown of the estimated cash flows of the cash flow hedges that are expected to be reclassified from consolidated other comprehensive income to the consolidated income statement is as follows:

		Between 3 Months and	Between 1 Year and 5
	Less than 3 Months	1 Year	Years	More than 5 Years	Total

Cash flows to be received	373	1,114	1,845	19	3,351
Cash flows to be paid	(354)	(780)	(1,564)	(145)	(2,843)

Note 44.a. contains a breakdown of the remaining maturity periods of hedging derivatives.